Income Tax	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 5 — INCOME TAX

Income tax consists of the following for the years ended March 31, 2025, March 31,2024 and March 31,2023:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Tax expenses
- For current year	$108,382	$119,238	$387,407
- Short provision of earlier year	12,265	—	—
Deferred tax (benefit) / expense	11,507	28,241	135,640
Income tax expense	$132,154	$147,479	$523,047

Consolidated statement of comprehensive income

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$478	$27,701	$72,663
Total	$478	$27,701	$72,663

Deferred tax related to the translations of foreign operations consists of Lytus India and Sri Sai from INR to USD have been calculated at the rate of the jurisdiction in which a subsidiary is situated (i.e., in India) (at the rate of 25.17% for the years ended March 31, 2025, 2024 and 2023, respectively).

Accounting for Income Taxes

British Virgin Islands

Under the current laws of BVI, the Company is not subject to tax on income or capital gains. In addition, payments of dividends by the Company to its shareholders are not subject to withholding tax in the BVI.

India (subsidiary in India)

Income tax expense represents the sum of the current tax and deferred tax.

The charge for current tax is based on the result for the period adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Current and deferred tax is recognized in the income statement unless the item to which the tax relates was recognized outside the income statement being other comprehensive income or equity. The tax associated with such an item is also recognized in other comprehensive income or equity respectively.

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Accounting profit before tax	$961,566	$800,653	$(1,112,790)
Less: Net profit/(loss) of the Lytus BVI and non-taxable loss/(profit) of GHSI	(324,502)	114,296	(3,134,953)
Net Accounting profit	1,286,069	686,357	2,022,163
At Indian statutory income tax rate of 25.17%	323,678	224,878	508,979
Accelerated tax depreciation	(98,194)	(131,667)	(139,328)
Others mainly timing differences	(100,026)	19,728	27,474
Exchange differences	(4,811)	6,299	(9,718)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$120,647	119,238	$387,407

Reflected in the financial statement of financial position as follows:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Opening balance	$160,266	399,174	3,305,308
Acquired in business combination	—	—	121,319
Income tax accrual -
- of current year	108,382	119,238	387,407
- Short provision of previous year	$12,265	—	—
Adjustment on account of modifications			(3,399,850)
Exchange rate difference	(3,331)	(3,565)	(15,010)
Taxes paid/adjustments	(183,885)	(354,581)	—
Closing balance of current income taxes payables	$93,698	$160,266	$399,174

Deferred tax

Deferred tax relates to the following temporary differences:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Deferred tax assets
Temporary timing differences	$68,858	$70,463	$(22,878)
Exchange rate difference	10,596	—
Foreign currency translations of foreign subsidiary	—	—	126,624
Total deferred tax assets (A)	$79,454	$70,463	$103,746
Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	$5,06,651	$498,112	$1,625,271
Acquired in business combination	—	—	295,177
Temporary differences	—	—	9,929
Reversed in deconsolidation/Modification of contracts			(1,533,644)
Exchange rate difference	—	—	8,963
Foreign currency translations of foreign subsidiary	478	(3,381)	72,663
Total deferred tax liabilities (B)	$507,129	$494,731	$478,359
	—	—	—
Total Net Deferred Tax Liabilities (B-A)	$427,675	$424,268	$(374,613)

Reconciliation of deferred tax (liabilities)/asset net:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Opening balance	$(424,268)	$(374,613)	$(1,407,020)
Tax expense during the period recognized in profit & loss	(11,507)	(131,677)	(135,640)
Exchange rate difference	10,596	(6,134)	(37,613)
Tax expenses during the period recognized in other comprehensive income	(2,496)	39,771	(72,663)
Temporary timing differences	—	195,100	3,084,267
Reversed on deconsolidation of a subsidiary	—	(146,715)	(1,510,767)
Acquired in business combination	—	—	(295,177)
Total deferred tax (liabilities)/assets net	$(427,675)	$(424,268)	$(374,613)